Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies

14.  Commitments and contingencies

As of December 31, 2010 and 2011, capital commitment for purchase of property, plant and equipment were RMB25,120,000 and RMB10,500,702($1,666,540) respectively.

The Company did not have any significant lease commitment as of December 31, 2010 and 2011.

As of December 31, 2010 and 2011, purchase obligations for corn were RMB 535,310,000 and RMB 841,465,000($133,546,795), respectively.

As of December 31, 2011, the Company was not any party to any legal proceedings or threatened legal proceedings, the adverse outcome of which, individually or in the aggregate, it believes would have a material adverse effect on its business, financial condition and results of operations.

As of December 31, 2011, the Company guaranteed the short-term bank loans amount to RMB406,200,000 ($64,466,981) for third parties as a guarantor, thereinto, the Company guaranteed the granaries’ bank loans amounting to RMB304,200,000($48,278,817) , the remaining bank loans was guaranteed for the reciprocal guarantors.